Summary of Significant Accounting Policies - Summary of Ownership Interest in Subsidiaries (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Aug. 16, 2022
Disclosure of subsidiaries [line items]
Minority interest	0.001%
Vinci Vida E Previdencia S A [Member]
Disclosure of subsidiaries [line items]
Proporation of owership interest in subsidiary	85.00%	85.00%
Vinci Vida E Previdencia S A [Member] | Vinci Holding Securitaria Ltd A [Member]
Disclosure of subsidiaries [line items]
Proporation of owership interest in subsidiary	100.00%
SPS Capital Gestao De Recursos Limited A [Member]
Disclosure of subsidiaries [line items]
Proporation of owership interest in subsidiary	100.00%	100.00%
SPS Capital Gestao De Recursos Limited A [Member] | Vinci Solues de Investimentos Ltda [Member]
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired			90.00%
Percentage of economic interest	100.00%